28. RECLASSIFICATIONS (Details)	12 Months Ended
Dec. 31, 2020 CAD ($)
Loan receivable
Reclassification, Amount	$ 36,419,594
Call option
Reclassification, Amount	19,547,757
Professional fees
Reclassification, Amount	1,952,329
Consulting fees
Reclassification, Amount	919,839
General and administration expenses
Reclassification, Amount	79,235
Accretion of loans receivable
Reclassification, Amount	(2,340,164)
Commissions
Reclassification, Amount	2,361,459
Interest income
Reclassification, Amount	(3,960,708)
Interest expense
Reclassification, Amount	$ 3,540,353